Available-for-sale Securities	12 Months Ended
Dec. 31, 2014
Available-for-sale Securities
Available-for-sale Securities

4.Available-for-sale Securities

On January 6, 2013, the Company has entered into agreement with a PRC fund house for the Investment Management Plan of RMB17,800,000 ($2,908,972), in which representing 17,800,000 units at the par value of RMB 1.00 each, with contractual maturity after one year. On January 6, 2014, the Investment Management Plan has been matured and was settled at RMB15,812,953 ($ 2,584,238).

Net proceeds from settlement of available-for-sales securities for the years ended December 31, 2012, 2013 and 2014 were RMB nil, RMB nil and RMB15,812,953 ($2,584,238), respectively. Net realized losses from settlement of available-for-sales securities for the years ended December 31, 2012, 2013 and 2014 were RMB nil, RMB nil and RMB 1,965,765 ($321,256), respectively

The fair value of available-for-sale securities as of December 31, 2013 as measured is discussed in Note 3 and it is reversed into earnings, upon settlement of available-for-sales securities on January 6, 2014. Unrealized holding loss net of tax for available-for-sale securities that recognized in other comprehensive income for the years ended December 31, 2012, 2013 and 2014 were RMB nil, RMB 746,137 and RMB nil, respectively.

The management of the Company reviews the available-for-sale securities at the end of each reporting period to assess whether they are impaired. The Company would record an other-than-temporary impairment charge to the statement of income and comprehensive income when there has been a significant or prolonged decline in the fair value below their cost. The determination of what is significant or prolonged requires judgment. The management of the Company evaluates, among various factors, include the duration and extent to which the fair value of the available-for-sale securities is less than its cost, and the Company’s intent and ability to hold the underlying available-for-sale securities until its estimated recovery of amortized cost.